Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 22, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          DundeeWealth Funds (the “Trust”)/Definitive Proxy Materials

(1933 Act Registration No. 333-135371)

(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find a definitive copy of the Trust’s Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxies (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Trust (the “Meeting”) being held (1) to approve a new investment advisory agreement between the Trust, on behalf of each of the JOHCM International Select Fund, the Dynamic Infrastructure Fund, the Dynamic Contrarian Advantage Fund, the Dynamic Discovery Fund, the Dynamic Gold & Precious Metals Fund, the Dynamic U.S. Growth Fund, the Dynamic Energy Income Fund, the Dynamic Canadian Value Fund, the Smith Group Large Cap Core Growth Fund and the Mount Lucas U.S. Focused Equity Fund, and DundeeWealth US, LP (the “Adviser); (2) to approve a new sub-advisory agreement between the Adviser and JO Hambro Capital Management Ltd., on behalf of the JOHCM International Select Fund; (3) to approve a new sub-advisory agreement between the Adviser and Goodman & Company NY Ltd., on behalf of each of the Dynamic Infrastructure Fund, the Dynamic Contrarian Advantage Fund, the Dynamic Discovery Fund, the Dynamic Gold & Precious Metals Fund, the Dynamic U.S. Growth Fund, the Dynamic Energy Income Fund and the Dynamic Canadian Value Fund; (4) to approve a new sub-advisory agreement between the Adviser and Smith Asset Management Group, L.P., on behalf of the Smith Group Large Cap Core Growth Fund; (5) to approve a new sub-advisory agreement between the Adviser and Mount Lucas Management Corp., on behalf of the Mount Lucas U.S. Focused Equity Fund; (6) to eliminate a fundamental investment limitation of the Dynamic Contrarian Advantage Fund to change the Fund from a diversified to a non-diversified fund; (7) to eliminate a fundamental investment limitation of the Dynamic Discovery Fund to change the Fund from a diversified to a non-diversified fund; and (8) to transact such other business as may properly come before the Meeting or any adjournment thereof. The Trust anticipates mailing the Proxy Materials to its shareholders on or about February 22, 2011.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann